Ordinary Share Subject to Possible Redemption (Details) - Schedule of shares were redeemed by a number of shareholders at a price - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of shares were redeemed by a number of shareholders at a price [Abstract]
Total ordinary shares issued	5,975,000	5,975,000	5,975,000
Share issued classified as equity	(1,375,000)	(1,375,000)	(1,375,000)
Share redemption	(953,393)	(953,393)
Ordinary shares, subject to possible redemption	3,646,607	3,646,607	4,600,000